UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number 811-21873

AMERICAN VANTAGE COMPANIES
(Exact name of registrant as specified in charter)

4735 S. Durango Dr., Suite 105, Las Vegas, Nevada	89147
(Address of principal executive offices)	(Zip Code)

Ronald J. Tassinari, 4735 S. Durango Dr., Suite 105, Las Vegas, Nevada, 89147
(Name and address of agent for service)

Registrant’s telephone number, including area code: (702) 227-9800

Date of fiscal year end: December 31

Date of reporting period: June 30, 2007

Item 1. Proxy Voting Record.

The following information relates to portfolio securities considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	Name of the issuer of the portfolio security - Genius Products, Inc. (“Genius”)

(b)	Exchange ticker symbol of the portfolio security - GNPI.OB

(c)	Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security -- #37229R206

(d)	Shareholder meeting date - December 12, 2006

(e)
Matter voted on - Elect six directors to the Genius Board of Directors. Two of the individuals were nominated for election by holders of the common stock and four of the individuals were nominated for election by the holders of the Series W Preferred Stock.

(f)	Matter was proposed by the issuer.

(g)	Registrant cast its vote on the matter.

(h)	Registrant voted its proxy for the election of the two individuals nominated for election by holders of the common stock. Registrant does not hold Genius Series W Preferred Stock.

(i)	Registrant cast its vote for management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Vantage Companies

By	/s/ Ronald J. Tassinari
President and Chief Executive Officer

Date	July 31, 2007

By	/s/ Anna M. Morrison
Chief Accounting Officer (principal financial officer)

Date	July 31, 2007